Derivative Financial Instruments and Hedge Accounting - Summary of Gains and Losses from Hedging Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Effective portion of gains(losses) on hedge of net investments in foreign operations(amount recognized in other comprehensive income)		₩ (19,590)	₩ (104,021)
Ineffective portion of gains(losses) on hedge of net investments in foreign operations (amount recognized in profit or loss)		0	0
Income tax effect	₩ (12,501)	(1,913)	(25,049)
Income tax effect	66,971	4,931	24,936
Other comprehensive income (loss) after tax		(14,659)	(79,085)
Fair value hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	28,748	4,401	19,819
Gains (losses) on hedging instruments	(192,297)	(36,372)	(104,354)
Gains (losses) on the hedged items attributable to the hedged risk	223,358	35,011	124,142
Total	31,061	(1,361)	19,788
Interest rate
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	1,397	6,513	(550)
Currency
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	27,351	(2,112)	20,369
Cash Flow Hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains (losses) on hedging instruments	343,079	8,831	76,391
Effective portion of gains (losses) on cash flow hedging instruments (recognized in other comprehensive income or loss)	341,834	7,328	71,754
Ineffective portion of gains (losses) on cash flow hedging instruments (recognized in profit or loss)	1,245	1,503	4,637
Reclassification to profit or loss	(294,592)	48,508	(20,537)
Income tax effect	(12,500)	(1,913)	(25,049)
Other comprehensive income (loss) after tax	34,742	53,923	26,168
Hedge of net investments in foreign operations
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains (losses) on hedging instruments	(253,679)	(19,590)	(104,021)
Effective portion of gains(losses) on hedge of net investments in foreign operations(amount recognized in other comprehensive income)	(253,679)
Ineffective portion of gains(losses) on hedge of net investments in foreign operations (amount recognized in profit or loss)	0
Reclassification to profit or loss	0	0	0
Income tax effect	66,971	₩ 4,931	₩ 24,936
Other comprehensive income (loss) after tax	₩ (186,708)